UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (17.9%)	S&P	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$2,420,000	6.250%, 01/01/29	NR/A-	$2,507,289

	Bullhead City Parkway Improvement District
850,000	6.100%, 01/01/11	A3/NR	855,738
815,000	6.100%, 01/01/12	A3/NR	819,719

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+	1,097,410

	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	Aa3/NR	2,500,900

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.750%, 07/01/28	Aa3/NR	1,119,660

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A1/A	341,419

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A	743,533

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-	1,049,740

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-	3,071,820

	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR	410,556

	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa1/NR	153,818

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A	1,062,922

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+	799,080

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR	3,405,360

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AAA	2,592,504

	Maricopa Co. Unified School District No. 24 (Gila Bend)
760,000	5.500%, 07/01/22	NR/NR*	703,410

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	5.300%, 07/01/11 NPFG Insured	Aa2/A+	1,032,540

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+	2,593,311
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+†††	1,406,145
1,500,000	6.000%, 07/01/28	NR/A+†††	1,689,375

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR††	1,245,900

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR	526,840

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AAA	1,323,461
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AAA	1,100,970

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR	1,273,188

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AAA	552,880

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR*	556,100

	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA	1,257,100
1,240,000	6.250%, 07/01/17	Aa1/AAA	1,583,244
1,000,000	5.375%, 07/01/20	Aa1/AAA	1,055,780

	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AAA	1,669,575

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	1,104,120

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AAA	1,025,862

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A	1,598,700

	Pinal Co. Unified School District No. 20 (Maricopa)
1,000,000	4.500%, 07/01/29 AGMC Insured	Aa3/AA+	1,032,610

	Pinal Co. Unified School District No. 21 (Coolidge)
1,500,000	5.125%, 07/01/28 AGMC Insured	NR/AAA	1,632,570

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A	524,480

	Prescott Valley Sewer Collection Improvement District
80,000	7.900%, 01/01/12	NR/A	82,473

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB	1,501,935

	Scottsdale, Arizona
3,140,000	5.000%, 07/01/19	Aaa/AAA	3,265,757

	Show Low Improvement District No. 6
950,000	6.000%, 01/01/18 ACA Insured	NR/NR*	953,040

	Tempe, Arizona
1,015,000	5.400%, 07/01/11	Aaa/AAA	1,052,788
1,000,000	4.500%, 07/01/24	Aaa/AAA	1,087,680

	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa2/NR	1,604,085

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR	855,266

	Total General Obligation Bonds		59,422,653

	Revenue Bonds (81.2%)

	Airport Revenue Bonds (3.1%)

	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-	1,127,800
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-	1,116,250
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-	2,236,344
1,000,000	5.250%, 07/01/33	A1/A+	1,066,670
3,700,000	5.000%, 07/01/33	Aa3/AA-	3,868,720

	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR†	1,013,680

	Total Airport Revenue Bonds		10,429,464

	Basic Service Revenue Bonds (16.5%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR*	1,178,310

	Arizona Transportation Board Revenue Bonds
2,000,000	5.000%, 07/01/22	Aaa/AAA	2,228,700
2,000,000	5.000%, 07/01/23	Aa1/AAA	2,203,660
1,000,000	5.250%, 07/01/24	Aaa/AAA	1,124,790
1,000,000	5.000%, 07/01/28	Aaa/AAA	1,115,220
3,755,000	5.000%, 07/01/33	Aaa/AAA	4,072,786

	Buckeye Excise Tax Revenue Bonds
500,000	5.900%, 08/01/20 AMBAC Insured	NR/A+	510,615

	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR	441,373
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR†††	1,948,825
1,435,000	5.000%, 04/01/28	NR/AA†††	1,537,430

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AAA	1,822,471
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA	2,101,640

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A1/AA	1,063,890

	Goodyear Water and Sewer Revenue
1,250,000	5.375%, 07/01/30	A2/A-	1,324,263

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-	2,153,420
2,000,000	5.000%, 08/01/28	A1/AA-	2,052,760
1,200,000	5.500%, 08/01/29	A1/AA-	1,285,548
1,200,000	5.000%, 08/01/29	A1/AA-	1,271,004

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA	1,865,850

	Phoenix Civic Improvement Corp. Water System Revenue
2,000,000	5.000%, 07/01/25	Aa2/AAA	2,262,680

	Phoenix Street & Highway User Revenue Bonds
180,000	6.250%, 07/01/11	Aa3/AA	180,680
100,000	6.250%, 07/01/11 NPFG Insured	Aa3/AA	100,378
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/A	2,739,233

	Puerto Rico Highway & Transportation
	Revenue Bonds
2,000,000	5.500%, 07/01/19 AGMC Insured	Aa3/AAA	2,323,320

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AAA	1,768,185

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA	2,216,040

	Scottsdale Preserve Authority Excise Tax Revenue Bonds
1,185,000	5.250%, 07/01/18	Aa2/AA+	1,224,828
1,255,000	5.250%, 07/01/19	Aa2/AA+	1,296,716

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA	2,254,580
1,000,000	5.000%, 07/01/33	Aa2/AAA	1,081,140

	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-	2,396,504

	Yuma Municipal Property Corp. Sales Tax Revenue
1,500,000	4.500%, 07/01/25	A1/AA-	1,543,605

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+	751,205
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+†††	548,110
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+	1,087,420

	Total Basic Service Revenue Bonds		55,077,179

	Higher Education Revenue Bonds (6.0%)

	Arizona Board of Regents-Northern Arizona
	University System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+	1,205,917
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+	1,400,880
2,500,000	5.000%, 06/01/38	A1/A+	2,568,625

	Arizona Board of Regents-University of Arizona
	System Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA	2,542,267
1,000,000	5.000%, 06/01/33	Aa2/AA	1,063,300

	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR	1,952,698
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR	2,017,921

	Glendale Industrial Development Authority
	(Midwestern University)
550,000	5.250%, 05/15/13	NR/A-	593,929
1,010,000	5.250%, 05/15/14	NR/A-	1,111,545
500,000	5.750%, 05/15/21 (pre-refunded)	NR/AAA	521,870
1,000,000	5.875%, 05/15/31 (pre-refunded)	NR/AAA	1,044,500
1,000,000	5.000%, 05/15/35	NR/A-	1,022,160

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA	2,210,960

	Mohave Co. Community College District
	Revenue Bonds
470,000	4.850%, 03/01/15 AMBAC Insured	NR/NR*	471,311

	Yavapai Co. Community College District
	Revenue Bonds
220,000	6.000%, 07/01/12	NR/A-	222,662

	Total Higher Education Revenue Bonds		19,950,545

	Hospital Revenue Bonds (21.2%)

	Arizona Health Facilities Authority (Banner Health)
1,500,000	5.000%, 01/01/25	NR/A+†††	1,555,995
2,985,000	5.375%, 01/01/32	NR/A+†††	3,110,907

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A	513,735

	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
1,000,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-	1,002,700

	Arizona Health Facilities Authority (Phoenix Children’s Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR*	1,072,690

	Arizona Health Facilities Authority (Samaritan Health)
2,045,000	5.625%, 12/01/15 NPFG Insured ETM	NR/A	2,210,911

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR†††	1,611,480

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB	1,480,117

	Flagstaff Industrial Development Authority
	(Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR*	1,765,221

	Glendale Industrial Development Authority
	(John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB	1,023,480
1,500,000	5.000%, 12/01/35	NR/BBB	1,441,785
2,000,000	5.000%, 12/01/42	NR/BBB	1,884,220

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR*	3,927,666
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR*	1,774,410
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR*	2,604,230

	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph's Hospital)
1,790,000	5.000%, 07/01/21	A2/A	1,791,092
2,300,000	5.375%, 07/01/23	A2/A	2,402,971
9,240,000	5.250%, 07/01/32	A2/A	9,497,704

	Mesa Industrial Development Authority (Lutheran Health System)
850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+	852,686

	Phoenix Industrial Development Authority
	(John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AAA	1,273,200

	Scottsdale Industrial Development Authority
	(Scottsdale Healthcare System)
745,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR*	794,662
1,000,000	5.000%, 09/01/18	A3/A-	1,094,110
5,000,000	5.250%, 09/01/30	A3/A-	5,100,850
7,600,000	5.800%, 12/01/31 (pre-refunded)	NR/NR*	8,148,264
1,500,000	5.000%, 09/01/35 AGMC Insured	Aa3/AAA	1,540,035

	University Medical Center Hospital Revenue Bonds
5,000,000	5.000%, 07/01/35	Baa1/BBB+	4,861,300
500,000	6.500%, 07/01/39	Baa1/BBB+	551,780

	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
925,000	5.125%, 12/01/13 AGMC Insured	Aa3/AAA	927,757
500,000	6.000%, 08/01/33	Baa2/NR††	509,805
1,250,000	5.625%, 08/01/37	Baa2/NR††	1,277,238

	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA	1,283,489
1,500,000	5.500%, 08/01/19 AGMC Insured (pre-refunded)	Aa3/AAA	1,578,060

	Total Hospital Revenue Bonds		70,464,550

	Lease Revenue Bonds (16.6%)
	Arizona School Facilities Board Certificates of Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A1/A+	3,334,500

	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AAA	3,253,770

	Arizona State University Certificates of Participation
	Lease Revenue Bonds
2,000,000	5.375%, 07/01/19 NPFG Insured (pre-refunded)	NR/AA-	2,167,480

	Cave Creek Certificates of Participation
	Lease Revenue Bonds
365,000	5.750%, 07/01/19	NR/A	366,486

	Downtown Phoenix Hotel Corp.
	Lease Revenue Bonds
4,760,000	5.250%, 07/01/26 FGIC Insured	Baa3/BBB-	4,491,726

	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa2/AA	1,034,670
850,000	5.000%, 07/01/23	Aa2/AA	952,714
1,250,000	5.000%, 07/01/24	Aa2/AA	1,393,038

	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
260,000	5.000%, 04/01/17	NR/NR*	260,000
2,000,000	4.900%, 04/01/19	NR/NR†	2,032,100
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+	2,103,440

	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-	1,105,980

	Green Valley Municipal Property Corp.
	Lease Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+	1,282,550

	Marana Municipal Property Corp. Lease Revenue
1,505,000	5.125%, 07/01/28	NR/AA†††	1,509,515

	Mohave Co. Industrial Development Authority Correctional Facilities Lease Revenue
1,000,000	8.000%, 05/01/25	NR/BBB+	1,163,790

	Navajo Co. Municipal Property Corp.
	Lease Revenue Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR*	991,270

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA	1,022,000
1,000,000	4.750%, 06/01/39	NR/AA	975,470

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa1/AA-	1,031,930

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured (converts to 5.50% coupon on 7/01/13)	Aa3/AA	1,023,230
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 7/01/13)	Aa1/AA+	2,059,700
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+	2,024,320
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA	1,945,380

	Pinal Co. Certificates of Participation
	Lease Revenue Bonds
3,230,000	5.250%, 12/01/21	NR/A+†	3,400,673
2,250,000	5.000%, 12/01/29	NR/A+†	2,280,150

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB	1,435,249

	Pinetop Fire District Certificates of Participation Lease Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR	1,047,350

	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13 XLCA Insured	A3/BBB-	1,081,990
2,000,000	7.000%, 07/01/21	A3/BBB-	2,227,600

	Scottsdale Municipal Property Corp.
	Excise Tax Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA	2,847,030

	Sierra Vista Municipal Property Corp. Lease Revenue Bonds
1,000,000	4.000%, 01/01/21	A1/AA	1,031,140

	State of Arizona Certificates of Participation lease Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AAA	2,121,760

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A	312,735

	Total Lease Revenue Bonds		55,310,736

	Mortgage Revenue Bonds (7.4%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR*	517,710

	Arizona Capital Facilities Finance Corp.
	Arizona State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR	1,004,250

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR*	393,229
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR	523,035

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-	1,924,380

	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds
	(National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AAA	1,503,723

	Maricopa Co. Industrial Development Authority
	Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA	4,217,506
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA	3,170,212
577,999	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR	581,461

	Phoenix Industrial Development Authority
	Single Family Mortgage Revenue
95,000	5.350%, 06/01/20 AMT GNMA Insured	NR/AAA	95,037

	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
760,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR	772,836

	Phoenix/Pima/ Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue
302,273	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR	303,796

	Pima Co. Industrial Development Authority
	Single Family Mortgage Revenue
100,000	6.500%, 02/01/17	A2/NR	100,075

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR*	486,402
930,000	6.050%, 07/15/32	NR/NR*	839,539

	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/A	1,254,803

	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/A	1,088,530

	Sundance Community Facilities District
1,145,000	5.125%, 07/15/30	A3/BBB-	1,021,260

	Tucson & Pima Co. Single Family Mortgage
	Revenue Bonds
4,920,000	zero coupon, 12/01/14 ETM	Aaa/AAA	4,675,574

	Total Mortgage Revenue Bonds		24,473,358

	Utility Revenue Bonds (10.4%)

	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
1,500,000	5.250%, 10/01/15	Aa2/AA	1,766,250
3,500,000	5.250%, 10/01/16	Aa2/AA	4,158,560
1,220,000	5.250%, 10/01/17	Aa2/AA	1,457,217

	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA	720,974
1,000,000	5.000%, 10/01/28	Aaa/AAA	1,122,260

	Central Arizona Water Conservation District
	Revenue Bonds
2,250,000	5.500%, 11/01/10	Aa2/AA	2,258,190

	Maricopa Co. Pollution Control (Arizona Public Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB-	441,780

	Navajo Co. Pollution Control (Arizona Public Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB-	1,089,520

	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB-	276,119

	Puerto Rico Electric Power Authority, Series TT
1,500,000	5.000%, 07/01/32	A3/BBB+	1,534,320

	Salt River Project Agricultural Improvement and
	Power Revenue Bonds
1,000,000	5.250%, 01/01/15	Aa1/AA	1,065,800
2,000,000	5.250%, 01/01/18	Aa1/AA	2,127,220
5,000,000	5.250%, 01/01/19	Aa1/AA	5,317,400
1,180,000	5.000%, 01/01/23	Aa1/AA	1,244,322
1,350,000	5.000%, 01/01/25	Aa1/AA	1,425,708
515,000	5.000%, 01/01/31	Aa1/AA	532,932
475,000	5.000%, 01/01/31	Aa1/AA	489,435
3,350,000	5.000%, 01/01/37	Aa1/AA	3,529,393
900,000	5.000%, 01/01/38	Aa1/AA	963,621

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A	3,059,790

	Total Utility Revenue Bonds		34,580,811	10.4%

	Total Revenue Bonds		270,286,643

	Total Investments (cost $308,705,951-note b)	99.1%	329,709,296
	Other assets less liabilities	0.9	3,150,130
	Net Assets	100.0%	$332,859,426

*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

**	Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.3% of net assets.

Fitch Ratings
† A
†† BBB
††† AA

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P	18.1%
Pre-refunded bonds 2 /ETM bonds	15.4
Aa of Moody's or AA of S&P or Fitch	32.9
A of Moody's or S&P or Fitch	24.1
Baa of Moody's or BBB of S&P or Fitch	7.1
Not rated*	2.4
100.0%

1	Where applicable, calculated using the highest rating of the three rating services.

2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS

ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
XLCA - XL Capital Assurance

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE TRUST OF ARIZONA
September 30, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $308,402,946 amounted to $21,306,350, which consisted of aggregate gross unrealized appreciation of $22,581,886 and aggregate gross unrealized depreciation of $1,275,536.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	329,709,296
Level 3 – Significant Unobservable Inputs	-
Total	$329,709,296

 + See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010